Business Description and Reorganization (Wetouch Holding Group Limited)	9 Months Ended
Sep. 30, 2020
Wetouch Holding Group Limited [Member]
Business Description and Reorganization

NOTE 1 — BUSINESS DESCRIPTION AND REORGANIZATION

Business

Wetouch Holding Group Limited (“BVI Wetouch”) was incorporated under the laws of British Virgin Islands on August 14, 2020. It became the holding company of Hong Kong Wetouch Electronics Technology Limited (“HK Wetouch”) on September 11, 2020.

HK Wetouch, formerly known as Hong Kong Vtouch Electronics Technology Limited, is a holding company that is incorporated under the laws of Hong Kong Special Administrative Region (“SAR”). HK Wetouch has initiated no business activity and is currently not engaging in any active business operations.

Sichuan Wetouch Technology Co. Ltd. (“Sichuan Wetouch”) was formed on May 6, 2011 in the People’s Republic of China (“PRC”) and became Wholly Foreign-Owned Enterprise in PRC on February 23, 2017. On July 19, 2016, Sichuan Wetouch was 100% held by HK Wetouch.

BVI Wetouch (hereinafter as the “Company”), through its wholly owned subsidiary Sichuan Wetouch, is primarily engaged in the business of research development, manufacture, distribution of touchscreen displays to customers both in PRC and overseas. The touchscreen products, which are manufactured by the Company, are primarily for use in the computer components.

Reorganization

A reorganization of our legal structure (“Reorganization”) was completed on September 11, 2020. The reorganization involved the incorporation of BVI Wetouch and entering into certain contractual arrangements between the shareholders of HK Wetouch and BVI Wetouch. BVI Wetouch acquired all the outstanding shares of HK Wetouch from the shareholders of HK Wetouch in consideration of the payment of HK$10,000 pursuant to instruments of transfer in accordance with Hong Kong law. As a result of the acquisition, HK Wetouch became a wholly-owned subsidiary of BVI Wetouch. The shareholders of HK Wetouch became the shareholders of BVI Wetouch in said transaction, and therefore the shareholders who controlled HK Wetouch became the controlling shareholders of BVI Wetouch.

On October 9, 2020, Wetouch Technology Inc. (“Wetouch”), a Nevada company entered into a share exchange agreement with BVI Wetouch and all the shareholders of BVI Wetouch (each, a “BVI Shareholder” and collectively the “BVI Shareholders”), to acquire all the issued and outstanding capital stock of BVI Wetouch in exchange for the issuance to the BVI Shareholders an aggregate of 28,000,000 shares of our common stock (the “Reverse Merger”). In the Reverse Merger, each ordinary share of BVI Wetouch was exchanged for 560 shares of common stock of Wetouch. Immediately after the closing of the Reverse Merger on October 9, 2020, we had a total of 31,396,394 issued and outstanding shares of common stock. As a result of the Reverse Merger, BVI Wetouch is now our wholly-owned subsidiary of Wetouch.